Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom Income® Portfolio

March 31, 2019

VIPIFFINC-QTLY-0519
1.830283.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 9.9%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	41,136	$1,328,278
VIP Equity-Income Portfolio Investor Class (a)	65,927	1,391,723
VIP Growth & Income Portfolio Investor Class (a)	81,858	1,590,503
VIP Growth Portfolio Investor Class (a)	19,877	1,360,009
VIP Mid Cap Portfolio Investor Class (a)	12,597	385,594
VIP Value Portfolio Investor Class (a)	73,145	1,021,836
VIP Value Strategies Portfolio Investor Class (a)	42,814	500,067
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,822,590)		7,578,010

International Equity Funds - 9.8%
VIP Emerging Markets Portfolio Investor Class (a)	291,523	3,337,944
VIP Overseas Portfolio Investor Class (a)	201,629	4,111,215
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,713,042)		7,449,159

Bond Funds - 56.1%
Fidelity Inflation-Protected Bond Index Fund (a)	971,362	9,509,630
Fidelity Long Term Treasury Bond Index Fund (a)	311,992	4,112,050
VIP High Income Portfolio Investor Class (a)	275,748	1,453,194
VIP Investment Grade Bond Portfolio Investor Class (a)	2,186,185	27,720,825
TOTAL BOND FUNDS
(Cost $42,372,532)		42,795,699

Short-Term Funds - 24.2%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $18,450,318)	18,450,318	18,450,318
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $72,358,482)		76,273,186
NET OTHER ASSETS (LIABILITIES) - 0.0%		36
NET ASSETS - 100%		$76,273,222

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$9,286,291	$384,160	$453,093	$9,590	$(3,082)	$295,354	$9,509,630
Fidelity Long Term Treasury Bond Index Fund	4,098,628	227,832	374,601	29,887	(3,099)	163,290	4,112,050
VIP Contrafund Portfolio Investor Class	1,333,876	190,656	224,065	160,898	8,761	19,050	1,328,278
VIP Emerging Markets Portfolio Investor Class	3,132,987	165,411	435,037	--	4,158	470,425	3,337,944
VIP Equity-Income Portfolio Investor Class	1,399,645	129,011	200,852	96,951	(5,968)	69,887	1,391,723
VIP Government Money Market Portfolio Investor Class 2.23%	18,049,119	1,255,859	854,660	96,065	--	--	18,450,318
VIP Growth & Income Portfolio Investor Class	1,595,493	227,346	256,196	172,894	9,737	14,123	1,590,503
VIP Growth Portfolio Investor Class	1,363,415	116,794	244,411	91,066	10,989	113,222	1,360,009
VIP High Income Portfolio Investor Class	1,471,917	44,356	159,686	12,969	(12,195)	108,802	1,453,194
VIP Investment Grade Bond Portfolio Investor Class	27,089,462	1,188,648	1,413,530	119,294	(542)	856,787	27,720,825
VIP Mid Cap Portfolio Investor Class	387,877	58,517	72,382	43,692	(2,094)	13,676	385,594
VIP Overseas Portfolio Investor Class	4,009,769	279,021	461,028	152,281	5,450	278,003	4,111,215
VIP Value Portfolio Investor Class	1,027,990	97,505	179,543	68,122	4,334	71,550	1,021,836
VIP Value Strategies Portfolio Investor Class	501,654	62,633	97,924	50,623	(5,315)	39,019	500,067
Total	$74,748,123	$4,427,749	$5,427,008	$1,104,332	$11,134	$2,513,188	$76,273,186

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.